Stockholders' Deficit (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Preferred stock, par value	$ 0.001	$ 0.0001	$ 0.0001
Preferred stock, Authorized	25,000,000	25,000,000	25,000,000
Common stock, par value	$ 0.001	$ 0.0001	$ 0.0001
Common stock, Authorized	300,000,000	300,000,000	300,000,000